As filed with the Securities and Exchange Commission May 30, 2000
                                                        Registration No. 2-10694
                                                                        811-0091
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM S-6

                                   ----------

                       POST-EFFECTIVE AMENDMENT NO. 40 TO
                      REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                                   ----------

A.   Exact name of Trust:

     LEXINGTON CORPORATE LEADERS TRUST FUND

B.   Name of depositor:

     Lexington Management Corporation

C.   Complete address of depositor's principal executive offices:

                        Lexington Management Corporation
                             Park 80 West Plaza Two
                         Saddle Brook, New Jersey 07663

D.   Name and address of agent for service:

                                   Lisa Curcio
                     Lexington Corporate Leaders Trust Fund
                             Park 80 West Plaza Two
                         Saddle Brook, New Jersey 07663

                                 With a copy to:
                              Carl Frischling, Esq.
                       Kramer Levin Naftalis & Frankel LLP
                                919 Third Avenue
                            New York, New York 10022

E.   Amount of filing fee:

     The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) of the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1999 was filed on March 31, 2000.

F.   Approximate date of proposed public offering:

     It is proposed that this filing will become effective July 28, 2000 pursuant to paragraph (a) of Rule 485.

                     LEXINGTON CORPORATE LEADERS TRUST FUND

                              CROSS-REFERENCE SHEET


    Pursuant to Rule 404(c) of Regulation C under the Securities Act of 1933.

  (Form N-8B-2 Items required by Instructions as to the Prospectus in Form S-6)


Form N-8B-2                                              Form S-6
Item Number                                       Heading in Prospectus
-----------                                       ---------------------

I.  Organization and General Information

    1. (a) Name of Trust and Tax I.D. Number      Description of the Trust
       (b) Title of securities issued             Description of the Trust

    2.   Name and address of each depositor       Cover

    3.   Name and address of trustee              Cover

    4.   Name and address of principal            Cover
         underwriter

    5.   State of organization of Fund            Description of the Trust

    6.   Execution and termination of             Highlights; Amendment and
         trust indenture                          Termination

    7.   Changes of Name                          Description of the Trust

    8.   Fiscal Year                              Miscellaneous

    9.   Litigation                               Miscellaneous

   10.   (a) Registered or bearer                 Purchase of Participations
         (b) Cumulative or distributive           Shareholder Services
             securities
         (c) Redemption                           How to Redeem Participations
         (d) Conversion, transfer, etc.           Shareholder Services
         (e) Periodic Payment Plan                *
         (f) Voting Rights                        Amendment and Termination

Form N-8B-2                                              Form S-6
Item Number                                       Heading in Prospectus
-----------                                       ---------------------

         (g)  Notice to holders                   Amendment and Termination
         (h)  Consents required                   Amendment and Termination
         (i)  Other provisions                    *

11.  Type of securities comprising a Unit         Description of the Trust

12.  Certain information regarding                *
     periodic payment certificates

13.      (a) Load, fees, expenses, etc.           Purchase of Participations
         (b) Certain information                  *
             regarding periodic
             payment certificates
         (c)  Certain percentages                 Purchase of Participations
         (d)  Certain differences in prices       Purchase of Participations
         (e)  Certain other fees, etc.            Purchase of Participations
              payable by holders
         (f)  Certain other profits               Miscellaneous
         (g)  Ratio of annual charges to income   *

14. Issuance of trust's securities                Purchase of Participations

15. Receipt and handling of payments from         Description of the Trust
    purchasers

16. Acquisition and disposition of                Description of The Trust
    underlying securities

17. Withdrawal or redemption                      Description of the Trust
        (a)  Receipt, custody and                 Shareholder Services
             disposition of income
        (b)  Reinvestment of distributions        Shareholder Services
        (c)  Reserves or special funds            Shareholder Services
        (d)  Schedule of distributions            Nonstandardized Investment
                                                  Return
19. Records, accounts and reports                 Purchase of Participations

20.  Certain miscellaneous
     provision of trust agreement
     (a)  Amendment                               Amendment and Termination
     (b)  Termination                             Amendment and Termination
     (c)&(d)   Trustee, removal and
               successor                          Resignation, Removal, etc.
     (e)&(f)   Depositor, removal
               and successor                      Resignation, Removal, etc.

21.  Loans to security holders                    *

Form N-8B-2                                              Form S-6
Item Number                                       Heading in Prospectus
-----------                                       ---------------------

22.  Limitations on Liability                     Resignation, Removal, etc.

23.  Bonding arrangements                         *

24.  Other material provisions of
     trust agreement                              Miscellaneous

III. Organization, Personnel and Affiliated

25.  Organization of depositor                    Miscellaneous

26.  Fees received by depositor                   Miscellaneous

27.  Business of depositor                        Miscellaneous

28.  Certain information as to                    Miscellaneous
     officials and affiliated
     persons of depositor

29.  Voting securities of depositor               Miscellaneous

30.  Persons controlling depositor                Miscellaneous

31.  Payments by depositor for                    *
     certain services

32.  Payments by depositor for                    *
     certain other services
     rendered to trust

33.  Remuneration of employees of                 *
     depositor for certain services
     rendered to trust

34.  Remuneration of other persons                *
     for certain services rendered
     to trust

IV.  Distribution and Redemption of Securities

35.  Distribution of trust's                      Purchase of Participations
     securities by states

36.  Suspension of sales of trust's               *
     securities

37.  Revocation of authority to                   *
     distribute

38.  (a)  Method of distribution                  *
     (b)  Underwriting agreements                 *
     (c)  Selling agreements                      *

Form N-8B-2                                              Form S-6
Item Number                                       Heading in Prospectus
-----------                                       ---------------------

39.  (a)  Organization of principal               Miscellaneous
          underwriters
     (b)  N.A.S.D. membership of
          principal underwriters                  Miscellaneous

40.  Certain fees received by                     Purchase of Participations;
     principal underwriters                       Miscellaneous

41.  (a)  Business of principal underwriters      Miscellaneous
     (b)  Branch officers of principal
          underwriters                            *
     (c)  Salesmen of principal
          underwriters                            *

42.  Ownership of trust's securities by           Miscellaneous
     certain persons

43.  Certain brokerage commissions
     by principal underwriters                    *

44.  (a)  Method of valuation                     How to Redeem Participations
     (b)  Schedule as to offering price
     (c)  Variation in offering price to
          certain persons                         Purchase of Participations

45.  Suspension of redemption rights              How to Redeem Participations

46.  (a)  Redemption valuation                    How to Redeem Participations
     (b)  Schedule as to redemption price         How to Redeem Participations

47.  Maintenance of position in                   *
     underlying securities

V.  Information Concerning the Trustee or Custodian

48.  Organization and regulation of               Miscellaneous
     trustee

49.  Fees and expenses of trustee                 Miscellaneous

50.  Trustee's lien                               *

VI.  Information Concerning Insurance of Holders of Securities

51.  Insurance of holders of                      *
     Trust's securities

Form N-8B-2                                              Form S-6
Item Number                                       Heading in Prospectus
-----------                                       ---------------------
VII.  Policy of Registrant

52.  (a)  Provisions of trust                     Description of the Trust
          agreement with respect to
          selection or elimination
          of underlying securities
     (b)  Transactions involving                  Description of the Trust
          elimination of underlying
          securities
     (c)  Policy regarding                        Description of the Trust
          substitution elimination
          of underlying securities
     (d)  Fundamental policy not                  *
          otherwise covered

53.       Tax status of trust                     Taxation

VIII.  Financial and Statistical Information

54.  Fund's securities during last                Financial Statements
     ten years

55.  Certain information regarding                *
     periodic payment certificates

56.  Certain information regarding                *
     periodic payment certificates

57.  Certain information regarding                *
     periodic payment certificates

58.  Certain information regarding                *
     periodic payment certificates

59.  Financial statements                         Financial Statements
     (Instruction 1(c) Form S-6)

                          PROSPECTUS DATED JULY 26, 2000

                            PILGRIM CORPORATE LEADERS
                                   TRUST FUND

                             40 N. CENTRAL, STE 1200
                                PHOENIX, AZ 85004


                      Shareholder Services:  1-800-992-0180
  Institutional/Financial Adviser Services:  1-800-[CONFIRM #]
               24 Hour Account Information:  1-800-[CONFIRM #]

--------------------------------------------------------------------------------

     Pilgrim Corporate Leaders Trust Fund (the "Trust") was created in 1935 with the objective of seeking long term capital growth and income through investment generally in an equal number of shares of the common stocks of a fixed list of American blue chip corporations. See "Description of the Trust" on page 2. Currently, the Trust is invested in twenty-five such corporations including Eastman Kodak, General Electric, Exxon, Mobil, Sears Roebuck and Citigroup. Investments in these corporations, while having potential for long term capital growth and income, may be considered conservative investments. The value of participations of the Trust will fluctuate with the market value of the underlying portfolio securities.

     The minimum initial purchase requirement is $1,000 and additional investments must be at least $50. Participations are sold without a sales or redemption charge.

--------------------------------------------------------------------------------

Sponsor:

Pilgrim Investments, Inc.
40 N. Central, Suite 1200
Phoenix, AZ 85004

Distributor:

Pilgrim Securities, Inc.
40 N. Central, Suite 1200
Phoenix, AZ 85004

Trustee:

State Street Bank and Trust Company
Mutual Fund Services Area
Pilgrim Corporate Leaders Trust Fund
225 Franklin Street
Boston, Massachusetts 02110

     Participations are not deposits or obligations of (or endorsed or guaranteed by) any bank, nor are they federally insured or otherwise protected by the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other agency. Investing in the Trust involves investment risks, including the possible loss of principal, and their value and return will fluctuate.

--------------------------------------------------------------------------------

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
              READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.

                                   HIGHLIGHTS

THE TRUST AND ITS OBJECTIVE

     THE TRUST WAS CREATED IN 1935 WITH THE OBJECTIVE OF SEEKING LONG TERM CAPITAL GROWTH AND INCOME THROUGH INVESTMENT IN AN EQUAL NUMBER OF SHARES OF COMMON STOCK OF A FIXED LIST OF AMERICAN BLUE CHIP CORPORATIONS. CURRENTLY THE TRUST IS INVESTED IN TWENTY-FIVE SUCH CORPORATIONS. THERE CAN BE NO ASSURANCE THAT THE TRUST'S OBJECTIVE WILL BE ACHIEVED. SEE "DESCRIPTION OF THE TRUST" HEREIN.

PUBLIC OFFERING PRICE

     The initial purchase requirement for an investment in the Trust is $1,000 and additional investments must be at least $50. Investors receive a fractional undivided interest in and ownership of the Trust Fund and Distributive Fund described below which is called a participation. Participations are offered at a price equal to the net asset value next determined after an order is received.

SPECIAL CONSIDERATIONS

     The value of a participation fluctuates with the market value of the underlying portfolio securities of the Trust. The dividend income, if any, from the portfolio securities is subject to fluctuation which in turn will affect the amounts of distributions made to participants. An investor in the Trust has no assurance against loss in a declining market, and redemption at a time when the market value of the participations is less than their cost will result in a loss to the investor.

SEMI-ANNUAL DISTRIBUTIONS

     Semi-annual distributions on June 30 and December 31 of each year (Distribution Date) will be reinvested at net asset value in additional participations of the Trust unless the participant notifies the Trustee to pay such distributions in cash.

TAXATION

     For Federal income tax purposes, (1) the Trust will be treated as a fixed investment trust and will not be subject to Federal income tax, (2) each participant will be treated as the owner of his pro rata portion of the common stock of the corporations held by the Trust, (3) each participant will be required to include in his gross income his pro rata portion of the dividends and interest received by the Trust (including the amounts of such dividends and interest that are not distributed to participants but are used to pay the fees and expenses of the Trust), at the time such dividends and interest are received by the Trust, not at the later time such dividends and interests are distributed to participants or reinvested in additional participations, and (4) each individual participant who itemizes deductions may deduct his pro rata portion of the fees and expenses of the Trust only to the extent such amount, together with his other miscellaneous itemized deductions, exceeds 2% of his adjusted gross income. See "Taxation" herein.

THE INDENTURE

     The Amended and Restated Indenture is effective as of November 14, 1989, as amended on April 23, 1993 (the "Indenture"). Both the Indenture and the Trust will terminate on November 30, 2100.

                            DESCRIPTION OF THE TRUST

     Corporate Leaders Trust Fund was created under New York Law by an Indenture dated November 18, 1935, as amended and supplemented, between Empire Trust Company (now The Bank of New York by merger) as Trustee, and Corporate Leaders of America, Inc., as Sponsor. On October 29, 1971, Corporate Leaders of America, Inc. was merged into Piedmont Capital Corporation, which designated Manlex Corporation as Sponsor of the Trust on March 25, 1981. On October 31, 1988 holders of Corporate Leaders Trust Fund Certificates Series B voted to approve an Amended and Restated Indenture which, among other things, designated Lexington Management Corporation, the parent company of Manlex Corporation, as Sponsor, and changed the name to Lexington Corporate Leaders Trust Fund (Federal I.D. #13-6061925). Subsequently, on July 26, 2000, Lexington Management Corporation was acquired by ReliaStar Financial Corp. ("ReliaStar") and was merged into Pilgrim Investments, Inc. ("Pilgrim Investments"), an indirect wholly-owned subsidiary of ReliaStar. Pilgrim Investments was designated the Sponsor of the Trust on July 26, 2000. Consequently, the Trust's name was changed to Pilgrim Corporate Leaders Trust Fund. Holders of Corporate Leaders Trust Fund Certificates Series A continue to be governed by the initial Indenture. This Prospectus pertains solely to Pilgrim Corporate Leaders Trust Fund Certificates Series B (herein referred to as the "Trust"). All discussions herein of articles and sections of the Indenture refer to the Amended and Restated Indenture (the "Indenture").

     The Trust is comprised of a Trust Fund and a Distributive Fund. The Trust Fund is composed of stock units, each unit consisting of one share of common stock of each of the twenty-five corporations (except with respect to shares received from spin-offs of existing portfolio securities -- see discussion below)and such cash as may be available for the purchase of stock units. Cash received on sales of participations, (excluding the portion thereof, if any, attributable to the value of, and therefore deposited in, the Distributive Fund) including distributions by the Trust which are reinvested in additional participations under the Distribution Reinvestment Program described herein, is held in the Trust Fund without interest until receipt of sufficient cash to purchase at least one hundred stock units. To the extent monies remain uninvested in the Trust, the Trustee will derive a benefit therefrom.

     All dividends and any other cash distributions received by the Trust with respect to the common stock held in the Trust Fund are deposited in the Distributive Fund. Any non-cash distributions received by the Trust with respect to the common stock held in the Trust Fund are sold by the Trustee and the proceeds of sale are deposited in the Distributive Fund. The Trustee may invest the funds deposited in the Distributive Fund in debt obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, or in repurchase agreements collateralized by such United States Government obligations, which mature prior, and as close as practicable, to the next Distribution Date. The interest earned on such investments is also deposited in the Distributive Fund. Fees and expenses of the Trust are paid from the Distributive Fund. The Trustee may from time to time set aside out of the Distributive Fund a reserve for payments of taxes or other governmental charges.

     On each Distribution Date, the Trustee uses the money in the Distributive Fund to purchase additional participations for participants under the Distribution Reinvestment Program described herein, unless the participant has elected to receive his distribution in cash.

     In the event of the merger, consolidation, re-capitalization or readjustment of the issuer of any portfolio security with any other corporation, the Sponsor may instruct the Trustee, in writing, to accept or reject such offer or take such other action as the Sponsor may deem proper. Any securities received in exchange shall be held by the Portfolio and shall be subject to the terms and conditions of the Amended and Restated Indenture to the same extent as the securities originally held in the Portfolio. Securities received pursuant to an exchange may result in the Trust holding fewer shares than originally held in the Portfolio security. Each stock unit issued after the effective date of such an exchange will include one share of the corporation received on exchange.

     The Trust will enter into repurchase agreements only with commercial banks and dealers in U.S. government securities. Repurchase agreements when entered into with dealers, will be fully collateralized including the interest earned thereon during the entire term of the agreement. If the institution defaults on the repurchase agreement, the Trust will retain possession of the underlying securities. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization on the collateral by the Trust may be delayed or limited and the Trust may incur additional costs. In such case the Trust will be subject to risks associated with changes in the market value of the collateral securities.

     The Trust is invested generally in an equal number of shares of the common stock of a fixed list of twenty-five American corporations. The Trust's holding in Gallaher Group Plc, a United Kingdom company traded on the New York Stock Exchange is a result of its spinoff from Fortune Brands, Inc., a portfolio security. The Trust's portfolio investments are not managed and are expected to remain fixed. Of the securities held on December 31, 1999, 14.7% were in consumer products, 16.3% were in international oil companies and 8.7% were in chemical and fertilizer companies. A complete list of the securities is contained in the financial statements included herein. The value of a participation in the Trust fluctuates with the market value of the underlying common stock held by the Trust. The dividend income, if any, from the common stocks is subject to fluctuation, which, in turn will affect the amounts of distributions made to participants.

     The Sponsor may direct the Trustee to sell the shares of common stock of any of the twenty-five corporations if (i) the corporation has failed to declare or pay dividends on the common stock; (ii) a materially adverse legal proceeding has been instituted which affects the declaration or payment of dividends; (iii) a breach of covenant or warranty exists which may materially affect the payment of dividends; (iv) a default in payment of principal or income on any other outstanding securities of the corporation occurs which may affect the payment of dividends; or (v) the common stock ceased to be listed on the New York Stock Exchange and after fifteen days has not been reinstated. The proceeds of any such sale shall be deposited in the Distributive Fund.

                         SELECTED FINANCIAL INFORMATION

     The following table of selected financial information has been audited by ___________________________, independent certified public accountants, for the year ended December 31, 1999, whose report thereon appears elsewhere in this prospectus, and by other auditors for prior years.

Per participation operating performance
(for a participation outstanding
throughout the period)                                         Years Ended December 31,
                               -------------------------------------------------------------------------------------
                                 1999      1998       1997       1996       1995       1994        1993       1992
                               --------  --------   --------   --------   --------   --------    --------   --------
Net asset value, beginning
 year..........................          $  14.88   $  16.05   $  13.74   $  10.51   $  12.78    $  11.62   $  11.52
                                         --------   --------   --------   --------   --------    --------   --------
Income from investment
 operations:
 Net investment income.........               .23        .27        .28        .28        .31         .33        .36
 Net realized and unrealized
   gain (loss) on
   investments.................              1.28       3.45       2.79       3.82       (.45)       1.71        .70
                                         --------   --------   --------   --------   --------    --------   --------
Total from investment
 operations....................              1.51       3.72       3.07       4.10       (.14)       2.04       1.06
                                         --------   --------   --------   --------   --------    --------   --------
Less distributions:
 Dividends from net investment
   income......................              (.23)      (.28)      (.28)      (.28)      (.32)       (.33)      (.35)
 Distributions from net
   realized gains..............              (.26)     (2.60)      (.28)      (.03)      (.90)       (.28)      (.35)
 Distributions from income and
   realized gains included in
   terminations................              (.02)     (0.11)      (.02)      (.02)      (.01)         --       (.01)
 Distributions from capital....              (.18)     (1.90)      (.18)      (.54)      (.90)       (.27)      (.25)
                                         --------   --------   --------   --------   --------    --------   --------
       Total distributions.....              (.69)     (4.89)      (.76)      (.87)     (2.13)       (.88)      (.96)
                                         --------   --------   --------   --------   --------    --------   --------
Change in net asset value for
 the year......................               .82      (1.17)      2.31       3.23      (2.27)       1.16        .10
                                         --------   --------   --------   --------   --------    --------   --------
Net asset value at end of
 year..........................          $  15.70   $  14.88   $  16.05   $  13.74   $  10.51    $  12.78   $  11.62
                                         ========   ========   ========   ========   ========    ========   ========
Total Return...................              9.94%     23.09%     22.43%     39.21%     (0.77%)     17.57%      9.63%
Ratio/Supplemental Data Net
 Assets, end of year (000).....          $485,195   $525,669   $392,295   $256,467   $156,286    $147,181   $105,712
Ratios to average net asset of:
 Expenses......................              .65%       .62%       .63%       .58%       .62%        .57%       .60%
 Net investment income.........             1.46%      1.76%      2.05%      2.57%      2.84%       2.78%      3.16%

Per participation operating per
(for a participation outstanding
throughout the period)                Years Ended December 31,
                                   ------------------------------
                                       1991          1990
                                      -------       -------
Net asset value, beginning
 year..........................       $ 10.53       $ 13.68
                                      -------       -------
Income from investment
 operations:
 Net investment income.........           .39           .43
 Net realized and unrealized
   gain (loss) on
   investments.................          1.64          (.89)
                                      -------       -------
Total from investment
 operations....................          2.03          (.46)
                                      -------       -------
Less distributions:
 Dividends from net investment
   income......................          (.40)         (.43)
 Distributions from net
   realized gains..............          (.28)        (1.29)
 Distributions from income and
   realized gains included in
   terminations................            --          (.01)
 Distributions from capital....          (.36)         (.96)
                                      -------       -------
       Total distributions.....         (1.04)        (2.69)
                                      -------       -------
Change in net asset value for
 the year......................           .99         (3.15)
                                      -------       -------
Net asset value at end of
 year..........................       $ 11.52       $ 10.53
                                      =======       =======

Total Return...................         19.41%        (4.20%)
Ratio/Supplemental Data Net
 Assets, end of year (000).....       $98,104       $85,691
Ratios to average net asset of:
 Expenses......................          .67%          .67%
 Net investment income.........         3.46%         3.57%

                         HOW TO PURCHASE PARTICIPATIONS

INITIAL INVESTMENT--MINIMUM $1,000. BY MAIL: Send a check payable to Pilgrim Corporate Leaders Trust Fund, along with a completed New Account Application to State Street Bank and Trust Company (the "Agent"). To transmit funds by wire, contact the Trust at 1-800-___________.

SUBSEQUENT INVESTMENTS--MINIMUM $50. BY MAIL: Send a check payable to Pilgrim Corporate Leaders Trust Fund, to the Agent, accompanied by either the detachable form which is part of the confirmation of a prior transaction or a letter indicating the dollar amount of the investment and identifying the Trust, account number and registration. The Fund does not accept third party checks or cash investments. Third party checks are defined as checks made payable to someone other than the Fund. Checks must be in U.S. dollars, and to avoid fees and delays, drawn only on banks located in the U.S.

BROKER-DEALERS: You may invest in participations of the Trust through broker-dealers who are members of the National Association of Securities Dealers, Inc., and other financial institutions and who have selling agreements with Pilgrim Securities, Inc. Broker-dealers and financial institutions who process such purchase and sale transactions for their customers may charge a transaction fee for these services. The fee may be avoided by purchasing participations directly from the Trust.

THE OPEN ACCOUNT: By investing in the Trust, a shareholder appoints the Agent, as his agent, to establish an open account to which all participations purchased, including additional participations purchased under the Distribution Reinvestment Program, will be credited. Participation certificates will be issued for full participations only when requested in writing. Unless payment for participations is made by certified or cashier's check or federal funds wire, certificates will not be issued for 30 days. In order to facilitate redemptions and transfers, most participation holders elect not to receive certificates.

     After an Open Account is established, payments can be provided for by a pre-authorized investment plan or other authorized automatic bank check program accounts (checks drawn on the investor's bank periodically for investment in the Trust).

     Pre-Authorized Investing Plan. A shareholder may arrange to make additional purchases of shares automatically on a monthly or quarterly basis. The investments of $50 or more are automatically deducted from a checking account on or about the 15th day of each month. The institution must be an Automated Clearing House (ACH) member. Should an order to purchase shares of a fund be cancelled because your automated transfer does not clear, you will be responsible for any resulting loss incurred by that fund. The shareholder reserves the right to discontinue the automatic investing program provided written notice is given ten days prior to the scheduled investment date. Further information regarding this service can be obtained from Pilgrim by calling 1-800-992-0180.

     On payroll deduction accounts administered by an employer and on payments into qualified pension or profit sharing plans and other continuing purchase programs, there are no minimum purchase requirements.

TERMS OF OFFERING: If an order to purchase participations is cancelled because the investor's check does not clear, the purchaser will be responsible for any loss incurred by the Trust. To recover any such loss the Trust reserves the right to redeem participations owned by the purchaser, and may prohibit or restrict the purchaser in placing future orders in any of the Pilgrim Funds.

     The Trust reserves the right to reject any order, and to waive or lower the investment minimums with respect to any person or class of persons, including participation holders of the Trust's special investment programs. An order to purchase participations is not binding on the Trust until it has been confirmed by the Agent.

SHAREHOLDER SERVICING AGENTS: The Trust may enter into Shareholder Servicing Agreements with one or more Shareholder Servicing Agents. The Shareholder Servicing Agent may, as agent for its customers, among other things: answer customer inquiries regarding account status, account history and purchase and redemption procedures; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish monthly and year-end statements and confirmations of purchases and redemptions; transmit, on behalf of the Trust, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Trust; receive, tabulate and transmit to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Trust; and provide such other related services as the Trust or a shareholder may request. For these services, each Shareholder Servicing Agent receives fees, which may be paid periodically, provided that such fees will not exceed, on an annual basis, 0.25% of the average daily net assets of the Trust represented by participations owned during the period for which payment is made. Pilgrim Investments, at no cost to the Trust, may pay to Shareholder Servicing Agents additional amounts from its past profits. Each Shareholder Servicing Agent may, from time to time, voluntarily waive all or a portion of the fees payable to it.

ACCOUNT STATEMENTS: The agent will send participation holders either purchasing or redeeming participations of the Trust, a confirmation of the transaction indicating the date the purchase or redemption was accepted, the number of participations purchased or redeemed, the purchase or redemption price per participation, and the amount purchased or redemption proceeds. A statement is also sent to participation holders whenever a distribution is paid, or when a change in the registration, address, or dividend option occurs. PARTICIPATION HOLDERS ARE URGED TO RETAIN THEIR ACCOUNT STATEMENTS FOR TAX PURPOSES.

                          HOW TO REDEEM PARTICIPATIONS

BY MAIL: Send to the Agent (see the back cover of this prospectus for the Agent's address): (1) a written request for redemption, signed by each registered owner exactly as the participations are registered including the name of the Trust, account number and exact registration; (2) participation certificates for any participations to be redeemed which are held by the participation holder; (3) signature guarantees, when required, and (4) the additional documents required for redemptions by corporations, executors, administrators, trustees, and guardians. REDEMPTIONS BY MAIL WILL NOT BECOME EFFECTIVE UNTIL ALL DOCUMENTS IN PROPER FORM HAVE BEEN RECEIVED BY THE AGENT. IF A PARTICIPATION HOLDER HAS ANY QUESTIONS REGARDING THE REQUIREMENTS FOR REDEEMING PARTICIPATIONS, HE SHOULD CALL THE TRUST AT THE TOLL FREE NUMBER ON THE BACK COVER PRIOR TO SUBMITTING A REDEMPTION REQUEST. If a redemption request is sent to the Trust in Arizona, it will be forwarded to the Agent and the effective date of redemption will be the date received by the Agent.

     Checks for redemption proceeds will normally be mailed within three business days, but will not be mailed until all checks in payment for the participations to be redeemed have been cleared. The Transfer Agent will restrict the mailing of redemption proceeds to a participation holder's address of record within 30 days of such address being changed unless the participation holder provides a signature guaranteed letter of instruction.

BY TELEPHONE: TO ESTABLISH THIS PRIVILEGE ON YOUR ACCOUNT, PLEASE CALL OUR SHAREHOLDER SERVICES DEPARTMENT AT 1-800-992-0180 BETWEEN 9:00 A.M. AND 5:00 P.M. EASTERN TIME AND REQUEST A TELEPHONE AUTHORIZATION FORM.

     Shareholders redeeming at least $1,000 worth of shares (for which certificates have not been issued) may effect a telephone redemption by calling our Shareholder Services Department at 1-800-992-0180 Monday - Friday between 9:00 a.m. and 4:00 p.m. Eastern Time. A telephone redemption in good order will be processed at the net asset value of the Trust next determined. There is a maximum telephone redemption limit of $100,000.

     The redemption proceeds will be made payable to the registered shareholder(s) and forwarded to the address of record. The Transfer Agent will restrict the mailing of telephone redemption proceeds to a participation holder's address of record within 30 days of such address being changed, unless the participation holder provides a signature guaranteed letter of instruction (See "Telephone Exchange/Redemption Provisions").

SIGNATURE GUARANTEE: Signature guarantees are required in connection with (a) redemptions by mail involving $25,000 or more; (b) all redemptions by mail, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owners; (c) changes in instructions as to where the proceeds of redemptions are to be sent, and (d) participation transfer requests.

     The Agent requires that the guarantor be either a commercial bank which is a member of the Federal Deposit Insurance Corporation, a trust company, a savings and loan association, a savings bank, a credit union, a member firm of a domestic stock exchange, or a foreign branch of any of the foregoing. A NOTARY PUBLIC IS NOT AN ACCEPTABLE GUARANTOR.

     With respect to redemption requests submitted by mail, the signature guarantees must appear either: (a) on the written request for redemption, (b) on a separate instrument of assignment ("stock power") specifying the total number of participations to be redeemed, or (c) on all participation certificates tendered for redemption and, if participations held by the Agent are also being redeemed, on the letter or stock power.

REDEMPTION PRICE: The redemption price will be the net asset value per participation of the Trust next determined after receipt by the Agent of a redemption request in proper form.

     The redemption price per participation is computed on (i) any Trust business day, which is each day on which the New York Stock Exchange, the Federal Reserve Bank of New York and the Trustee are open for business and on such other days as there is sufficient trading in the Trust's securities to materially affect net asset value per participation except for certain national holidays. The calculation is made by (a) adding: (i) the aggregate value of the portfolio securities; (ii) available cash; (iii) amounts in the Distributive Fund, including dividends on the portfolio securities and interest on the investment of monies in the Distributive Fund; and (iv) any other assets of the Trust and (b) deducting: (i) taxes and other governmental charges; (ii) fees and expenses of the Trust; (iii) cash allocated for distribution to participants of record as of a date prior to the evaluation; and (iv) any other liabilities of the Trust.

     Participations will be redeemed in cash from the Trust Fund and the Distributive Fund at a price equal to the next determined participation value following receipt of an appropriate request multiplied by the number of participations being redeemed and subject to payment by the participant of any tax or other governmental charge. If there is insufficient cash in the Trust Fund to pay the portion of the redemption price attributable thereto, the Trustee shall sell stock units. Sales of such securities will be at the best price obtainable subject to any minimum value limitations on sales specified by the Sponsor.

     A security listed or traded on a recognized stock exchange is valued at its last sale price prior to the time when assets are valued on the principal exchange on which the security is traded. If no sale is reported at that time, the mean between the current bid and asked price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the mean between the last current bid and asked price. Short-term securities having maturity of 60 days or less are valued at cost, when it is determined by the Trustee that amortized cost reflects the fair value of such securities. Securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith by the Trustee.

     The right of redemption may be suspended (a) for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission ("SEC") determines that trading on the Exchange is restricted, (b) when there is an emergency as determined by the SEC as a result of which it is not reasonably practicable for the Trust to dispose of securities owned by it or to determine fairly the value of its net assets, or (c) for such other periods as the SEC may by order permit for the protection of participants. Due to the proportionately high cost of maintaining smaller accounts, the Trust reserves the right to redeem all participations in an account with a value of less than $500 other than as a result of a change in net asset value and mail the proceeds to the participant. Participants will be notified before these redemptions are to be made and will have thirty (30) days to make an additional investment to bring their accounts up to the required minimum.

                              SHAREHOLDER SERVICES

TRANSFER
     Participations may be transferred to another owner. A signature guarantee of the registered participant is required on the letter of instruction or other instrument of assignment.

SYSTEMATIC WITHDRAWAL PLAN
     Participants may elect to withdraw cash in fixed amounts from their accounts at regular intervals. The minimum investment to establish a Systematic Withdrawal Plan is $10,000. If the proceeds are to be mailed to someone other than the registered owner, a signature guarantee is required.

GROUP SUB-ACCOUNTING: To minimize recordkeeping by fiduciaries, corporations and certain other investors, the minimum initial investment may be waived.

                               EXCHANGE PRIVILEGE

     Participations may be exchanged for shares of the following funds managed by the Sponsor, Pilgrim Investments, (the "Pilgrim Funds") on the basis of relative net asset value per share at the time of the exchange. In the event shares of one or more of these funds being exchanged by a single investor have a value in excess of $500,000, participations may not be purchased until the third business day following the redemption of the shares being exchanged in order to enable the redeeming fund to utilize normal securities settlement procedures in transferring the proceeds of the redemption to the Trust. EXCHANGES MAY NOT BE MADE UNTIL ALL CHECKS IN PAYMENT FOR PARTICIPATIONS TO BE EXCHANGED HAVE BEEN CLEARED.

     The Pilgrim Funds currently available for exchange are:

PILGRIM WORLDWIDE EMERGING MARKETS FUND, INC. (NASDAQ SYMBOL: LEXGX)/Seeks long-term growth of capital primarily through investment in equity securities of companies domiciled in, or doing business in, emerging countries and emerging markets.

PILGRIM INTERNATIONAL FUND, INC.* (NASDAQ SYMBOL: LEXIX)/Seeks long term growth of capital through investment in common stocks of companies domiciled in foreign countries.

PILGRIM GLOBAL CORPORATE LEADERS FUND, INC.* (NASDAQ SYMBOL: LXGLX)/Seeks long-term growth of capital primarily through investment in common stocks of blue chip companies domiciled in foreign countries and the United States that represent corporate leaders in their respective industries.

PILGRIM SMALL CAP ASIA GROWTH FUND, INC.* (NASDAQ SYMBOL: LXCAX)/Seeks long-term capital appreciation through investment in companies domiciled in the Asia Region with a market capitalization of less than $1 billion.

PILGRIM TROIKA DIALOG RUSSIA FUND, INC.* (NASDAQ SYMBOL: LEXTRX)/Seeks long-term capital appreciation through investment primarily in the equity securities of Russian companies. The Fund has a $5,000 MINIMUM INVESTMENT.

PILGRIM GLOBAL INCOME FUND* (NASDAQ SYMBOL: LEBDX)/Seeks high current income by investing in a combination of foreign and domestic high-yield, lower rated debt securities. Capital appreciation is a secondary objective.

PILGRIM SILVER FUND, INC. (NASDAQ SYMBOL: STSLX)/Seeks long-term growth of capital and income principally through investment in a portfolio of securities which are engaged in the exploration, mining, processing, fabrication or distribution of silver and in silver bullion.

PILGRIM GOLDFUND, INC.* (NASDAQ SYMBOL: LEXMX)/Seeks capital appreciation and such hedge against loss of buying power as may be obtained through investment in gold bullion and equity securities of companies engaged in mining or processing gold throughout the world.

PILGRIM GROWTH AND INCOME FUND, INC. (NASDAQ SYMBOL: LEXRX)/Seeks long-term capital appreciation through investments in stocks of large, ably managed and well financed companies. Income is a secondary objective.

PILGRIM GNMA INCOME FUND, INC. (NASDAQ SYMBOL: LEXNX)/Seeks a high level of current income, consistent with liquidity and safety of principal, through investment primarily in mortgage-backed GNMA Certificates.

LEXINGTON MONEY MARKET TRUST (NASDAQ SYMBOL: LMMXX)/Seeks a high level of current income consistent with preservation of capital and liquidity through investments in interest bearing short term money market instruments.

     *These Funds are not available for exchange until exemptive relief is received from the SEC.

     The Exchange Privilege enables a participant to acquire another Pilgrim Fund with a different investment objective when the participant believes that a shift between funds is an appropriate investment decision. Partici-pants contemplating an exchange should obtain and review the prospectus of the Fund to be acquired. If an exchange involves investing in a Pilgrim Fund not already owned and a new account has to be established, the dollar amount exchanged must meet the minimum initial investment of the Fund being purchased. If, however, an account already exists in the Fund being bought, there is a $500 minimum exchange required. Participants must provide the account number of the existing account. Any exchange between Funds is, in effect, a redemption in one Fund and a purchase in the other Fund. Participants should consider the possible tax effects of an exchange.

TELEPHONE EXCHANGE/REDEMPTION PROVISIONS

     Exchange or redemption instructions may be given in writing or by telephone. TELEPHONE EXCHANGES/REDEMPTIONS MAY ONLY BE MADE IF A TELEPHONE AUTHORIZATION FORM HAS BEEN PREVIOUSLY EXECUTED AND FILED WITH THE SPONSOR. Telephone exchanges/redemptions are permitted only after a minimum of seven (7) days have elapsed from the date of a previous exchange/redemption. EXCHANGES/REDEMPTIONS MAY NOT BE MADE UNTIL ALL CHECKS IN PAYMENT FOR PARTICIPATIONS TO BE EXCHANGED HAVE BEEN CLEARED.

     Telephonic exchanges/redemptions can only involve participants registered on the books of the Trustee; participations held in certificate form cannot be included. However, outstanding certificates can be returned to the Trustee and qualify for these services. Any new account established with the same registration will also have the privileges of exchange/redemption by telephone in the Pilgrim Funds. All accounts involved in a telephonic exchange must have the same registration and dividend option as the account from which the participations were transferred and will also have the privilege of exchange by telephone in the Pilgrim Funds in which these services are available.

     By checking the box on the Purchase Application authorizing telephone exchange and/or telephone redemption services, a participant constitutes and appoints Pilgrim Securities, Inc. ("PSI"), distributor of the Pilgrim Funds, as the true and lawful attorney to surrender for redemption or exchange any and all non-certificate shares held by the Trustee in account(s) designated, or in any other account with the Funds, present or future which has the identical registration with full power of substitution in the premises and authorizes and directs PSI to act upon any instruction from any person by telephone for exchange of shares held in any of these accounts, to purchase shares of any other Fund that is available, provided the registration and mailing address of the shares to be purchased are identical to the shares being redeemed, and agrees that neither PSI, the Trustee, the Trust or the Pilgrim Fund(s) will be liable for any loss, expense or cost arising out of any requests effected in accordance with this authorization which would include requests effected by imposters or persons otherwise unauthorized to act on behalf of the account. PSI, the Agent and the Fund, will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and if they do not employ reasonable procedures they may be liable for any losses due to unauthorized or fraudulent instructions. The following identification procedures may include, but are not limited to, the following: account number, registration and address, taxpayer identification number and other information particular to the account. In addition, all exchange transactions will take place on recorded telephone lines and each transaction will be confirmed in writing by the Fund. PSI reserves the right to cease to act as agent subject to the above appointment upon thirty (30) days' written notice to the address of record. If the participant is an entity other than an individual, such entity may be required to certify that certain persons have been duly elected and are now legally holding the titles given and that the said corporation, trust, unincorporated association, etc., is duly organized and existing and has the power to take action called for by this continuing authorization.

     Exchange Authorization Forms, telephone authorization forms and prospectuses of the other Pilgrim Funds may be obtained from PSI.

     PSI has made arrangements with certain dealers to accept instructions by telephone to exchange participations for shares of one of the other Funds at net asset value as described above. Under this procedure, the dealer must agree to indemnify the Funds from any loss or liability that any of them might incur as a result of the acceptance of such telephone exchange orders. A properly signed exchange application must be received by the Distributor within five (5) days of the exchange request. In each such exchange, the registration of the shares of the Fund being acquired must be identical to the registration of the participations of the Fund being exchanged. Participations in certificate form are not eligible for this type of exchange. reserves the right to reject any telephone exchange request. Any telephone exchange orders so rejected may be processed by mail.

TAX SHELTERED RETIREMENT PLANS

     The Trust offers a Prototype Pension and Profit Sharing Plan, including a Keogh Plan, IRA's, SEP-IRA Rollover Accounts, 401(k) Salary Reduction Plans,
Section 457 Deferred Compensation Plans and 403(b)(7) Plans. Plan support services are available through the Shareholder Services Department of the Sponsor. For further information, call 1-800-992-0180. An investor participating in any of the Trust's special plans has no obligation to continue to invest in the Trust and may terminate the Plan with the Trust at any time. Except for expenses of sales and promotion, executive and administrative personnel, and certain services which are furnished by Sponsor, the cost of the plans generally is borne by the Trust; however, each IRA Plan account is subject to an annual maintenance fee of $12.00 charged by the Trustee.


DISTRIBUTION REINVESTMENT PROGRAM

     On June 30 and December 31 of each year, the Distribution Dates, the Trustee will compute to at least two decimal places the amount of the semi-annual distribution per participation for participants of record, and shall use such distributions to purchase additional participations unless the Trustee has been instructed by the participant, in writing, prior to the Distribution Date to pay such distributions in cash.

                                   TAX MATTERS

     The Trust is treated as a fixed investment trust under the Internal Revenue Code of 1986, as amended (the "Code"), and not an association taxable as a corporation. The Trust is also treated as a grantor trust under the Code. As a result, the Trust will not be subject to Federal income taxes. In addition, for Federal income tax purposes, each participant is treated as the owner of his pro rata portion (i.e., the ratio of the number of participations owned by the participant to the total number of participations outstanding) of (i) the common stock of each corporation and any cash held in the Trust Fund and (ii) the securities and cash held in the Distributive Fund.

     Each participant is treated as receiving his pro rata portion of dividends and any other distributions received by the Trust on the common stock of the corporations held in the Trust Fund and interest received by the Trust from the investment of such dividends (and any other amounts) deposited in the Distributive Fund. Each participant shall include in gross income his pro rata portion of such dividends and interest when such dividends and interest are received by the Trust (or, in the case of an accrual basis participant, as such interest accrues), regardless of when such dividends and interest are distributed by the Trust to participants (or reinvested in additional participations) and regardless of the fact that a portion of such dividends and interest are not distributed to participants (or reinvested in additional participations) but rather are used to pay the fees and expenses of the Trust.

     A corporate participant will generally be entitled to the 70% dividends-received deduction with respect to the dividends so included in its gross income, subject to various limitations and restrictions imposed by the Code. A corporate participant will also be entitled to a deduction for his pro rata portion of fees and expenses paid by the Trust. An individual participant who itemizes deductions will be entitled to a deduction for his pro rata portion of fees and expenses paid by the Trust only to the extent that such amount, together with the participant's other miscellaneous itemized deductions, exceeds 2% of the participant's adjusted gross income. Furthermore, individual participants, whose adjusted gross income ("AGI") exceeds a certain inflation-adjusted threshold amount must reduce their itemized deductions (subject to specific exceptions such as medical expense, investment interest and casualty/wagering/theft loss deductions) by 3% of this excess. This reduction, however, is limited to no more than 80% of the applicable itemized deductions. In 1999, the threshold amount was $126,600 ($63,000 for married filing separately).


     The purchase price paid by a participant for his participations (excluding any portion thereof attributable to, and to be deposited in, the Distributive
Fund) shall be allocated (based upon relative fair market values) among the participant's pro rata portion of the common stock of each corporation and any cash held in the Trust Fund, in order to determine his tax basis in his pro rata portion of the common stock of each corporation. If the common stock of any of the corporations held in the Trust Fund is sold by the Trust, each participant will be considered to have sold his pro rata portion of the common stock of that corporation and will be considered to have received his pro rata portion of the sale proceeds received by the Trust. If a participant redeems his participations, he will be considered to have sold his pro rata portion of the common stock of each corporation. The redemption price received by the participant (excluding any portion thereof attributable to, and paid out of, the Distributive Fund) shall be allocated (based upon relative fair market values) among his pro rata portion of the common stock of each corporation and any cash held in the Trust Fund. If a participant is considered to have sold his pro rata portion of the common stock of any corporation, he will recognize a capital gain or loss equal to the difference between the amount he is considered to have received with respect thereto and his tax basis therein. Any such capital gain or loss generally will be long-term capital gain or loss if the participant held his participations for more than one year.

     Under the back-up withholding rules of the Code, certain shareholders may be subject to 31% withholding of federal income tax on distributions and redemption payments made by the Trust. In order to avoid this back-up withholding, a shareholder must provide the Trust with a correct taxpayer identification number (which for most individuals is their Social Security number) or certify that it is a corporation or otherwise exempt from or not subject to back-up withholding. The new account application included with this Prospectus provides for shareholder compliance with these certification requirements.

     Information concerning the Federal income tax status of distributions will be mailed to participants annually. Prospective participants are urged to consult their own tax advisers as to the tax consequences of an investment in the Trust.

                               INVESTMENT RETURN

     The Trust may, from time to time, include total return information in advertisements and reports to shareholders. The average annual total return of the Trust for the 1, 5 and 10 years ended December 31, 1999 is set forth in the following table:

                                  AVERAGE ANNUAL
             PERIOD                TOTAL RETURN
             ------               --------------
1 year ended December 31, 1999        13.68%
5 years ended December 31, 1999       21.26%
10 years ended December 31, 1999      14.39%

     This performance is calculated pursuant to the formula P(1+T)(n) = ERV (where P = a hypothetical investment of $1,000; T = the average annual total return; n = the number of years and ERV = the ending redeemable value of the hypothetical $1,000 investment). The computation reflects the reinvestment of all dividends and distributions reinvested on participations acquired with the original hypothetical $1,000 investment. Past results are not necessarily representative of future results.


     Comparative performance information may be used from time to time in advertising or marketing of the Trust's participations, including data from Lipper, Inc. the Dow Jones Industrial Average Index and Standard & Poor's 500 Composite Stock Index. Such comparative performance information will be stated in the same terms in which the comparative data and indices are stated.

                           AMENDMENT AND TERMINATION

     The Sponsor and Trustee may amend the Indenture without the consent of participants (i) to cure any ambiguity or to correct or supplement any provision contained herein which may be defective or inconsistent; (ii) to change any provision as may be required by the SEC or any successor governmental agency; or
(iii) to make any other provisions which do not adversely affect the interest of participants. The Indenture may be amended by the Sponsor and the Trustee with the consent of a majority of the participations entitled to vote.

     The Trust and Indenture will terminate on November 30, 2100 upon the sale or disposition of the last portfolio security of the Trust unless terminated sooner by written instrument executed by the Sponsor and consented to by participants owning 51% of the then outstanding participations. The Trustee will deliver written notice of any termination to each participant specifying the times at which the participants may surrender their certificates for cancellation. Within a reasonable period of time after the termination, the Trustee will distribute to each participant registered on the Trustee's books in uncertificated form, and to each other participant upon surrender for cancellation of his certificate, after deducting all unpaid expenses, fees, taxes and other governmental charges, the participant's interest in the Distributive Fund (into which had been deposited the proceeds from the sale of the portfolio securities) and furnish to each participant a final account statement.

          RESIGNATION, REMOVAL AND LIMITATIONS ON LIABILITY OF SPONSOR
SPONSOR

     The Sponsor may resign upon written notice to the Trustee. The resignation will not become effective unless the Trustee shall have appointed a successor sponsor to assume, with such compensation as the Trustee may deem desirable, the duties of the resigning Sponsor. If the Sponsor fails to perform its duties for 30 days after notice from the Trustee, or becomes incapable of acting or becomes bankrupt or its affairs are taken over by a public official, then the Sponsor will be automatically discharged. The Sponsor shall be under no liability to the Trust or to the participants for taking any action or for refraining from taking any action in good faith or for errors in judgment or for depreciation or loss incurred by reason of the purchase or sale of any portfolio security. This provision, however, shall not protect the Sponsor in cases of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

TRUSTEE

     The Trustee may resign upon written notice to the Sponsor and by mailing a copy of such notice to all participants of record not less than sixty days prior to the effective date of their resignation. The Sponsor shall then use its best efforts to promptly appoint a successor trustee, and if upon resignation of the Trustee no successor has been appointed within thirty days after notification, the Trustee may apply to a court of competent jurisdiction for the appointment of a successor. If, after such an application by the Trustee is made to a court of competent jurisdiction (after November 30, 2015) and the court is unable to appoint a successor trustee, then no earlier than six months after the date of such application, the Trustee may notify each participant and the Sponsor that the Trust shall terminate on a day no earlier than six months from the date of such notice unless a successor trustee is appointed. If the Trustee fails to perform its duties or becomes incapable of acting or becomes bankrupt or a public official takes over its affairs, the Sponsor may remove the Trustee and appoint a successor trustee by written notice to the Trustee. The Trustee shall be under no liability for any action taken in good faith in reliance upon prima facie properly executed documents or for the disposition of monies or portfolio securities. This provision shall not protect the Trustee in cases of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. The Trustee will not be responsible for the misconduct of any of its agents, attorneys or accountants if they were selected with reasonable care.

                                  MISCELLANEOUS

TRUSTEE

     The Trustee is State Street Bank and Trust Company (Federal I.D. #04-1867445), a trust company incorporated under the laws of Massachusetts and subject to regulation by the Federal Deposit Insurance Corporation and the Commissioner of Banks of Massachusetts. Its principal office is at 225 Franklin Street, Boston, Massachusetts 02110. The Trustee receives a fee of $10,000 per year for its services as set forth in the Indenture and is reimbursed for all of its disbursements relating to the Trust. In addition, the Trustee receives fees for acting as Custodian and Transfer Agent and for providing portfolio, tax accounting and recordkeeping services. During the year ended December 31, 1999, aggregate fees received by the Trustee were $145,535.

SPONSOR

     The Sponsor, Pilgrim Investments, Inc. (Federal I.D. #95-4516049), a Delaware corporation, serves as investment adviser and sponsor to 17 registered investment companies and to private and institutional investment accounts. The Sponsor is responsible for performing certain administrative services for the Trust including shareholder servicing, answering inquiries, blue sky compliance and accounting. For performing such administrative services the Sponsor receives an annual fee of .40% of the Trust's average daily net assets. Prior to July 26, 2000, Lexington Management Corporation ("LMC") served as sponsor to the Trust. For the year ended December 31, 1999, LMC received fees of $1,887,832.

     The Sponsor is an indirect wholly-owned subsidiary of ReliaStar Financial Corp., a corporation with offices at 20 Washington Avenue South, Minneapolis, MN 55401. Through its subsidiaries, ReliaStar offers individuals and institutions life insurance and annuities, employee benefits products and services, life and health reinsurance, retirement plans, mutual funds, bank products and personal financial education.

     The principal officers and the directors of the Sponsor and their principal occupations during the past five years are as follows:

[TO BE PROVIDED]

     During its last fiscal year ended December 31, 1999, the former Sponsor paid all its salaried officers a total of $5,116,156.

DISTRIBUTOR

     State Street Bank and Trust Company has appointed Pilgrim Securities, Inc., a registered broker-dealer, to act as distributor to the Trust. Pilgrim Securities, Inc. is an indirect wholly-owned subsidiary of ReliaStar Financial Corp., and receives no compensation for its services.

LEGAL OPINION

     The legality of the participations has been passed upon by __________________________________________, as counsel for the Trust.

AUDITORS

     Financial Statements have been examined by __________________________, independent certified public accountants, as stated in their opinion appearing herein and has been so included in reliance upon that opinion given on the authority of that firm as experts in accounting and auditing.

     THIS PROSPECTUS DOES NOT CONTAIN ALL OF THE INFORMATION WITH RESPECT TO THE INVESTMENT COMPANY SET FORTH IN ITS REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO WHICH HAVE BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

                       *       *       *       *       *

     NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS; AND ANY INFORMATION OR REPRESENTATION NOT CONTAINED HEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST, THE TRUSTEE OR THE SPONSOR. THE TRUST IS REGISTERED AS A UNIT INVESTMENT TRUST UNDER THE INVESTMENT COMPANY ACT OF 1940. SUCH REGISTRATION DOES NOT IMPLY THAT THE TRUST HAS BEEN GUARANTEED, SPONSORED, RECOMMENDED OR APPROVED BY THE UNITED STATES OR ANY STATE OR ANY AGENCY OR OFFICER THEREOF.

                       *       *       *       *       *

     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH STATE.

                    IF YOU HAD INVESTED $10,000 59 YEARS AGO
                ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000
        WITH INCOME DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS REINVESTED

     The table on the following page covers the period from March 16, 1941 to December 31, 1999. This period was one of generally rising common stock prices. The results shown should not be considered as a representation of the dividends and other distributions which may be realized from an investment made in the Trust today. A program of the type illustrated does not assure a profit or protect against depreciation in declining markets.

     Long-term investments in industry, such as Pilgrim Corporate Leaders Trust Fund, tend to move with the basic inflationary trend and offer your dollars an opportunity to grow.

--------------------------------------------------------------------------------
 Cumulative cost figure represents the initial investment of $10,000 plus the cumulative amount of dividends reinvested. Dividends and other distributions were assumed to have been reinvested in additional participations at the reinvestment price. The value of participations "Initially Acquired" includes the value of additional participations created as a result of the reinvestment of that portion of the semi-annual distributions representing "A Return of Capital" (the proceeds from securities sold representing the cost of securities sold, and other principal transactions). No adjustment has been made for any income taxes payable by Holders on dividends or other distributions reinvested in additional participations.

The dollar amounts of distributions from realized gains (determined at the Trust level) reinvested in additional participations were: 1941--None; 1942--None; 1943--None; 1944--$3; 1945--$450; 1946--None; 1947--$44; 1948--$338; 1949--None;
1950--$283; 1951--$796; 1952--$185; 1953--$10; 1954--$812; 1955--$474;
1956--$4,347; 1957--$48; 1958--$17; 1959--$3,032; 1960--$2,371; 1961--$2,118;
1962--$2,749; 1963--$735; 1964--$3,138; 1965--$9,035; 1966--$1,077; 1967--$48;
1968--$4,121; 1969--$102; 1970--$644; 1971--$1,862; 1972--$2,300; 1973--None;
1974--None; 1975--None; 1976--$5,071; 1977--$4,161; 1978--None; 1979--None;
1980--$5,182; 1981--$31,473; 1982--None; 1983--$18,602; 1984--$8,258;
1985--$39,496; 1986--$64,138; 1987--$69,182; 1988--$49,350; 1989--$99,410;
1990--$148,727; 1991--$39,773; 1992--$52,819; 1993--$46,262; 1994--$160,296;
1995--$7,696; 1996--$62,612; 1997--$664,104; 1998--$83,389; 1999--$51,130;
Total $1,752,270.

--------------------------------------------------------------------------------

                        Cumulative
                         Cost of                                                   VALUE OF PARTICIPATIONS
          Amount of    Participations  Cumulative                Purchased Through              Purchased
          Dividends     Purchased         Cost                    Reinvestment of                Through
 Year     Reinvested     Through       Including                 Distributions from            Reinvestment    Net
 Ended      Semi-      Reinvestment    Reinvested   Initially      Realized Gains              of Dividends   Asset
Dec. 31    Annually    of Dividends    Dividends     Acquired       (Cumulative)    Sub-Total  (Cumulative)   Value
-------------------------------------------------------------------------------------------------------------------
 1941*          --              --    $   10,000   $    8,799             --     $    8,799          --  $    8,799
 1942           --              --        10,000        9,613             --          9,613          --       9,613
 1943      $   190      $      190        10,190       10,809             --         10,809  $      188      10,997
 1944          192             382        10,382       11,983     $        3         11,986         402      12,388
 1945          215             597        10,597       14,709            464         15,173         682      15,855
 1946          187             784        10,784       13,961            430         14,391         816      15,207
 1947          370           1,154        11,154       14,639            447         15,086       1,141      16,227
 1948          513           1,668        11,668       14,840            718         15,558       1,480      17,038
 1949          509           2,177        12,177       17,113            701         17,814       1,968      19,782
 1950          804           2,980        12,980       19,871            994         20,865       2,779      23,644
 1951        1,012           3,992        13,992       21,659          1,756         23,415       3,674      27,089
 1952        1,054           5,046        15,046       24,356          2,016         26,372       4,901      31,273
 1953        1,217           6,263        16,263       24,849          2,030         26,879       6,149      33,028
 1954        1,378           7,641        17,641       33,779          3,476         37,255       9,475      46,730
 1955        1,599           9,240        19,240       39,164          4,398         43,562      12,349      55,911
 1956        1,790          11,030        21,030       38,511          7,051         45,562      10,475      56,037
 1957        1,910          12,940        22,940       36,268          6,574         42,842      11,496      54,338
 1958        2,134          15,075        25,075       48,925          8,778         57,703      17,710      75,413
 1959        2,184          17,258        27,258       55,426         11,821         67,247      19,992      87,239
 1960        2,416          19,674        29,674       55,782         12,653         68,435      19,772      88,207
 1961        2,697          22,371        32,371       67,126         16,993         84,119      25,757     109,876
 1962        2,926          25,296        35,296       62,396         17,033         79,429      24,446     103,875
 1963        3,243          28,540        38,540       71,467         19,863         91,330      30,711     122,041
 1964        3,553          32,093        42,093       83,001         24,049        107,050      35,865     142,915
 1965        3,855          35,948        45,948       92,523         30,246        122,769      35,623     158,392
 1966        4,571          40,519        50,519       74,713         24,491         99,204      31,774     130,978
 1967        5,060          45,579        55,579       83,121         27,090        110,211      40,165     150,376
 1968        5,573          51,153        61,153       89,160         32,157        121,317      46,879     168,196
 1969        5,915          57,068        67,068       75,017         26,979        101,996      44,536     146,532
 1970        6,009          63,077        73,077       82,621         28,564        111,185      52,500     163,685
 1971        6,190          69,267        79,267       93,454         32,126        125,580      61,694     187,274
 1972        6,585          75,852        85,852      108,913         38,484        147,397      75,949     223,346
 1973        7,371          83,223        93,223       93,151         32,729        125,880      71,868     197,748
 1974        8,196          91,419       101,419       68,448         22,864         91,312      57,376     148,688
 1975        9,139         100,557       110,557       91,498         30,474        121,972      85,413     207,385
 1976        9,666         110,223       120,223      115,461         37,963        153,424     101,306     254,730
 1977       11,237         121,460       131,460      108,466         35,919        144,385      96,397     240,782
 1978       13,283         134,743       144,743      110,210         34,687        144,897     105,738     250,635
 1979       15,804         150,547       160,547      139,110         34,774        173,884     121,307     295,191
 1980       19,369         169,916       179,916      173,026         47,488        220,514     165,362     385,876
 1981       21,822         191,738       201,738      163,070         62,645        225,715     140,698     366,413
 1982       24,452         216,190       226,190      191,554         69,992        261,546     183,359     444,905
 1983       25,923         242,114       252,114      235,913         91,870        327,783     218,649     546,432
 1984       28,926         271,040       281,040      250,855         91,476        342,331     226,566     568,897
 1985       31,808         302,848       312,848      333,623        145,913        479,536     293,217     772,753
 1986       39,216         342,064       352,064      408,170        212,840        621,010     342,608     963,618
 1987       40,394         382,458       392,458      412,599        241,185        653,784     326,728     980,512
 1988       71,268         453,726       463,726      470,438        297,425        767,863     407,155   1,175,018
 1989       45,103         498,829       508,829      583,494        438,476      1,021,970     509,512   1,531,482
 1990       51,303         550,132       560,132      552,346        473,992      1,026,338     440,810   1,467,148
 1991       55,828         605,960       615,960      654,372        558,392      1,212,764     539,190   1,751,954
 1992       55,460         661,420       671,420      700,391        619,341      1,319,732     600,946   1,920,678
 1993       54,505         715,925       725,925      814,945        727,611      1,542,556     715,658   2,258,214
 1994       60,332         776,257       786,257      832,095        759,684      1,591,779     649,069   2,240,848
 1995       61,329         837,586       847,586    1,207,794        998,228      2,206,022     913,513   3,119,535
 1996       64,546         902,132       912,132    1,452,214      1,232,426      2,684,640   1,134,598   3,819,238
 1997       71,379         973,511       983,511    1,794,519      1,785,369      3,579,888   1,121,302   4,701,190
 1998       72,385       1,045,896     1,055,896    1,948,610      1,965,327      3,913,937   1,254,684   5,168,621
 1999       78,614       1,124,210     1,134,210    2,198,244      2,216,745      4,414,989   1,460,590   5,875,579
-------------------------------------------------------------------------------------------------------------------

 Year
 Ended      Number of
Dec. 31   Participations
----------------------------------------------------------------------
 1941*          566
 1942..         584
 1943           601
 1944           620
 1945           693
 1946           716
 1947           824
 1948           989
 1949         1,176
 1950         1,392
 1951         1,652
 1952         1,845
 1953         1,945
 1954         2,117
 1955         2,243
 1956         3,123
 1957         3,269
 1958         3,406
 1959         3,906
 1960         4,562
 1961         4,881
 1962         5,541
 1963         5,803
 1964         6,452
 1965         8,066
 1966         8,606
 1967         8,948
 1968         9,710
 1969        10,115
 1970        10,957
 1971        11,856
 1972        12,605
 1973        13,123
 1974        14,124
 1975        14,781
 1976        16,914
 1977        18,898
 1978        20,370
 1979        23,931
 1980        26,181
 1981        33,836
 1982        36,772
 1983        42,757
 1984        49,375
 1985        58,251
 1986        69,711
 1987        83,847
 1988        97,918
 1989       111,950
 1990       139,330
 1991       152,079
 1992       165,291
 1993       176,699
 1994       213,211
 1995       227,040
 1996       237,959
 1997       315,940
 1998       329,211
 1999       339,629
--------------------------------------------------------------------------------

*From March 16, 1941.

Note--During 1990 all sales charges were eliminated. The above table reflects the change to a "no load" status as if it were in effect for the entire period shown. The amounts shown as dividends for periods after October 31, 1988 include interest income from the investment of amounts deposited in the distributive fund.

                          INDEPENDENT AUDITOR'S REPORT



                                [TO BE PROVIDED]

                      [FINANCIAL STATEMENTS TO BE PROVIDED]

Sponsor
---------------------------------------------------------

Pilgrim Investments, Inc.
40 N. Central, Suite 1200
Phoenix, AZ 85004

Distributor
---------------------------------------------------------

Pilgrim Securities, Inc.
40 N. Central, Suite 1200
Phoenix, AZ 85004

Trustee
---------------------------------------------------------

STATE STREET BANK AND TRUST COMPANY
MUTUAL FUND SERVICES AREA
Pilgrim Corporate Leaders Trust Fund
225 Franklin Street
Boston, Massachusetts 02110

      ALL SHAREHOLDER REQUESTS FOR SERVICES OF ANY KIND
      SHOULD BE SENT TO:

      ------------------------------------------------------------

      TRANSFER AGENT
      STATE STREET BANK AND TRUST COMPANY
      C/O NATIONAL FINANCIAL DATA SERVICES
      PILGRIM FUNDS
      1004 BALTIMORE
      KANSAS CITY, MISSOURI 64105

      OR CALL TOLL FREE:
      SERVICE: 1-800-992-0180
      INSTITUTIONAL/FINANCIAL ADVISER SERVICES:
        1-800-[          ]
      24 HOUR ACCOUNT INFORMATION: 1-800-[          ]

Table of Contents                               Page
----------------------------------------------------
Highlights.....................................
Description of the Trust.......................
Selected Financial Information.................
How to Purchase Participations.................
How to Redeem Participations...................
Shareholder Services...........................
Exchange Privilege.............................
Tax Matters....................................
Investment Return..............................
Amendment and Termination......................
Resignation, Removal and Limitations on
  Liability of Sponsor.........................
Miscellaneous..................................
Nonstandard Investment Return..................
Financial Statements...........................

                                  [PILGRIM LOGO]
                                     PILGRIM
                                    CORPORATE
                                     LEADERS
                                      TRUST
                                      FUND

                           ---------------------------

                              - No sales charge
                              - No redemption fees
                              - Created in 1935
                              - Blue chip stocks
                              - Free telephone
                                exchange privilege

                           ---------------------------

                                The Pilgrim Funds

                                   PROSPECTUS

                                  July 26, 2000

                           ---------------------------

                                     PART II

                       ADDITIONAL INFORMATION NOT INCLUDED
                                IN THE PROSPECTUS

UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement on Form S-6 is comprised of the following papers and documents:

         The facing sheet.
         The Prospectus consisting of __ pages.
         Additional information not included in the Prospectus (Part II). The undertaking to file reports.
         The signatures.

THE FOLLOWING EXHIBITS:

Consent of Counsel to the use of its name under the heading "Legal Opinion" in the Prospectus.

Consent of Certified Public Accountants.

(The  Annual   Report  for  the  year  ending   December   31,  1999  was  filed
electronically on April 6, 2000 (as form type N-30D). Financial statements from this 1999 Annual Report have been included in the Prospectus)

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Amendment to be signed on its behalf by the Undersigned, thereunto duly authorized, in the City of Saddle Brook and State of New Jersey, on the 30th day of May, 2000.

                                          LEXINGTON CORPORATE LEADERS TRUST FUND

                                          /s/ Richard M. Hisey
                                          --------------------------------------
                                          Richard M. Hisey
                                          Executive Vice President, CFO
                                          Managing Director and Director
                                          Lexington Management Corporation